Changes in the Carrying Amount of Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended																						12 Months Ended																		12 Months Ended		12 Months Ended								12 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 NIRT (formerly NET)	Mar. 31, 2011 NIRT (formerly NET)	Mar. 31, 2012 NIPC (formerly NCC)	Mar. 31, 2011 NIPC (formerly NCC)	Mar. 31, 2012 NSNK	Mar. 31, 2011 NSNK	Mar. 31, 2012 NCPL	Mar. 31, 2011 NCPL	Mar. 31, 2012 NTSC	Mar. 31, 2011 NTSC	Mar. 31, 2012 NCEL	Mar. 31, 2011 NCEL	Mar. 31, 2012 NTMC	Mar. 31, 2011 NTMC	Mar. 31, 2012 NMC	Mar. 31, 2011 NMC	Mar. 31, 2012 NMA	Mar. 31, 2011 NMA	Mar. 31, 2012 All others	Mar. 31, 2011 All others	Mar. 31, 2012 Goodwill before Accumulated Impairment	Mar. 31, 2011 Goodwill before Accumulated Impairment	Mar. 31, 2012 Goodwill before Accumulated Impairment NIRT (formerly NET)	Mar. 31, 2011 Goodwill before Accumulated Impairment NIRT (formerly NET)	Mar. 31, 2012 Goodwill before Accumulated Impairment NIPC (formerly NCC)	Mar. 31, 2011 Goodwill before Accumulated Impairment NIPC (formerly NCC)	Mar. 31, 2012 Goodwill before Accumulated Impairment NSNK	Mar. 31, 2011 Goodwill before Accumulated Impairment NSNK	Mar. 31, 2010 Goodwill before Accumulated Impairment NSNK	Mar. 31, 2012 Goodwill before Accumulated Impairment NCPL	Mar. 31, 2011 Goodwill before Accumulated Impairment NCPL	Mar. 31, 2010 Goodwill before Accumulated Impairment NCPL	Mar. 31, 2012 Goodwill before Accumulated Impairment NTSC	Mar. 31, 2011 Goodwill before Accumulated Impairment NTSC	Mar. 31, 2010 Goodwill before Accumulated Impairment NTSC	Mar. 31, 2012 Goodwill before Accumulated Impairment NCEL	Mar. 31, 2011 Goodwill before Accumulated Impairment NCEL	Mar. 31, 2010 Goodwill before Accumulated Impairment NCEL	Mar. 31, 2011 Goodwill before Accumulated Impairment NTMC	Mar. 31, 2012 Goodwill before Accumulated Impairment NTMC	Mar. 31, 2012 Goodwill before Accumulated Impairment NMC	Mar. 31, 2011 Goodwill before Accumulated Impairment NMC	Mar. 31, 2012 Goodwill before Accumulated Impairment NMA	Mar. 31, 2011 Goodwill before Accumulated Impairment NMA	Mar. 31, 2012 Goodwill before Accumulated Impairment All others	Mar. 31, 2011 Goodwill before Accumulated Impairment All others	Mar. 31, 2012 Accumulated impairment losses	Mar. 31, 2010 Accumulated impairment losses	Mar. 31, 2012 Accumulated impairment losses NSNK	Mar. 31, 2010 Accumulated impairment losses NSNK	Mar. 31, 2012 Accumulated impairment losses NCPL	Mar. 31, 2012 Accumulated impairment losses NTSC	Mar. 31, 2011 Accumulated impairment losses NTSC	Mar. 31, 2010 Accumulated impairment losses NTSC
Goodwill [Line Items]
Beginning Balance	¥ 82,107	¥ 72,231	¥ 6,109	¥ 6,181	¥ 912	¥ 922	¥ 26,100	¥ 27,459	¥ 16,462	¥ 17,148	¥ 1,107	¥ 1,107	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 11,984	¥ 11,984	¥ 4,737	¥ 4,886	¥ 4,504	¥ 3,810	¥ 82,694	¥ 72,818	¥ 6,181	¥ 6,842	¥ 922	¥ 976	¥ 27,816	¥ 27,816	¥ 27,816	¥ 17,148	¥ 17,148	¥ 17,148	¥ 1,337	¥ 1,337	¥ 1,337	¥ 6,561	¥ 6,561	¥ 6,561	¥ 2,059	¥ 2,049	¥ 11,984	¥ 1,088	¥ 4,886	¥ 5,285	¥ 3,810	¥ 3,706	¥ (587)	¥ (587)	¥ (357)	¥ (357)		¥ (230)	¥ (230)	¥ (230)
Acquisition	694	11,511																					694	11,511																				11,511			694
Impairment loss	(2,045)																																																(2,045)		(1,359)		(686)
Translation adjustments and Others	(231)	(1,635)																					(231)	(1,635)	(72)	(661)	(10)	(54)													(10)		0	(615)	(149)	(399)		104
Ending Balance	¥ 80,525	¥ 82,107	¥ 6,109	¥ 6,181	¥ 912	¥ 922	¥ 26,100	¥ 27,459	¥ 16,462	¥ 17,148	¥ 1,107	¥ 1,107	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 11,984	¥ 11,984	¥ 4,737	¥ 4,886	¥ 4,504	¥ 3,810	¥ 83,157	¥ 82,694	¥ 6,109	¥ 6,181	¥ 912	¥ 922	¥ 27,816	¥ 27,816	¥ 27,816	¥ 17,148	¥ 17,148	¥ 17,148	¥ 1,337	¥ 1,337	¥ 1,337	¥ 6,561	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 11,984	¥ 11,984	¥ 4,737	¥ 4,886	¥ 4,504	¥ 3,810	¥ (2,632)	¥ (587)	¥ (1,716)	¥ (357)	¥ (686)	¥ (230)	¥ (230)	¥ (230)